Benefit Expenses Excluded From Activity in Benefits Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Military services	$ 11	$ (27)	$ 908
Future policy benefits	32	354	136
Total	$ 43	$ 327	$ 1,044